INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10.	INTANGIBLE ASSETS
Intangible assets were as follows (RMB in millions):

	2020	2021
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,872	1,872
Technology	610	610
Others	799	799
Intangible assets not subject to amortization
Trade mark	11,776	11,764
Others	158	159

	15,215	15,204

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,176)	(1,342)
Technology	(541)	(588)
Others	(242)	(314)

	(1,959)	(2,244)

Net book value
Intangible assets to be amortized
Business Relationship	696	530
Technology	69	22
Others	557	485
Intangible assets not subject to amortization
Trade mark	11,776	11,764
Others	158	159

	13,256	12,960

Indefinite-lived intangible assets are not subject to legal, regulatory, contractual, competitive, economic or other limitation on their useful lives. The Company evaluates to determine whether events and circumstances continue to support an indefinite useful life in each reporting period.

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets over their estimated economic useful lives using the straight-line method:

Business Relationship	5-10 years
Technology	5-10 years
Others	3-15 years
Amortization expense for the years ended December 31, 2019, 2020 and 2021 wa
s
 approximately RMB437 million, RMB424 million and RMB295 million respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows (RMB in millions):

Amortization
2022	240
2023	186
2024	181
2025	155
2026	51

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